Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JAMES ADVANTAGE FUNDS
Prospectus Date	rr_ProspectusDate	Nov. 01, 2013
JAMES MICRO CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - JAMES MICRO CAP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	James Micro Cap Fund (the “Fund”) seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are not included as expenses in the Ratio of Net Expenses to Average Net Assets found in the “Financial Highlights” section of this prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares of the end of those periods The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in equity securities of foreign and domestic companies that the Adviser believes are undervalued. Equity securities include common stocks, preferred stocks and exchange traded funds ("ETFs") that invest primarily in equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowing for investment purposes, if any) in equity securities of micro capitalization companies. Micro capitalization companies are defined as those companies with market capitalizations at the time of purchase no larger than $250 million. The Fund anticipates investing across a range of industry sectors. However, certain sectors may be significantly overweighted or underweighted compared to the Russell 2000® Micro Cap Index because the Adviser seeks the best investment opportunities regardless of sector. The sectors in which the Fund may be overweighted or underweighted will vary at different points in the economic cycle. The Adviser uses a disciplined sell strategy for the Fund. If the market capitalization of a stock held by the Fund increases to above $500 million, the Adviser may sell it. The Adviser may also sell securities because of a deterioration of the underlying company's financials, such as earnings or cash flow, or because of an increase in the price of a stock that would make it expensive relative to the other stocks held by the Fund. Other reasons may include a change in management or control of the company, a need to raise cash or changes in the regulatory or economic environment in which the company operates.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund.

Equity Market Risk: Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

Micro Cap Company Risk: Smaller capitalization companies may experience higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. These risks are enhanced for micro cap securities. Many micro cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. The prices of micro cap securities generally are even more volatile and their markets considerably less liquid than small cap and mid cap securities. In addition, as any size of trade can have a large percentage impact on the price of a micro cap stock, the Fund will be more susceptible to sudden and significant losses.

Sector Risk: Equity securities within the same group of industries may decline in price due to sector-specific market or economic developments. If the Adviser invests a significant portion of the Fund’s assets in a particular sector, the Fund is subject to the risk that companies in the same sector are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not concentrate in a particular sector.

Exchange Traded Fund Risk: An ETF may trade at a discount to its net asset value. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate the variability of the of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and since inception and by showing how the average annual total returns of the Fund over time compare with the returns of a broad-based securities market index. Of course, the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.jamesfunds.com or by calling 1-800-99-JAMES (1-800-995-2637).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate the variability of the of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and since inception and by showing how the average annual total returns of the Fund over time compare with the returns of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-99-JAMES (1-800-995-2637)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jamesfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (Years ended December 31):
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	4th Quarter 2011	17.70%
Worst Quarter	3rd Quarter 2011	-22.75%
The Fund’s year-to-date return as of September 30, 2013 was 27.37%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	When the “Return After Taxes on Distributions and Sale of Fund Shares” is higher than “Return Before Taxes”, it is because of realized losses. If a capital loss occurs upon the redemption of a Fund’s shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). When the “Return After Taxes on Distributions and Sale of Fund Shares” is higher than “Return Before Taxes”, it is because of realized losses. If a capital loss occurs upon the redemption of a Fund’s shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.
JAMES MICRO CAP FUND | JAMES MICRO CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (for redemptions within 180 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fee	rr_ManagementFeesOverAssets	1.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
1 Year	rr_ExpenseExampleYear01	$ 157
3 Years	rr_ExpenseExampleYear03	486
5 Years	rr_ExpenseExampleYear05	839
10 Years	rr_ExpenseExampleYear10	$ 1,832
2011	rr_AnnualReturn2011	(6.57%)
2012	rr_AnnualReturn2012	9.84%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	27.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.75%)
One Year	rr_AverageAnnualReturnYear01	9.84%
Since Inception	rr_AverageAnnualReturnSinceInception	7.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2010
JAMES MICRO CAP FUND | Return after Taxes on Distributions | JAMES MICRO CAP FUND
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.64%
Since Inception	rr_AverageAnnualReturnSinceInception	7.07%
JAMES MICRO CAP FUND | Return after Taxes on Distributions and Sale of Fund Shares | JAMES MICRO CAP FUND
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.65%
Since Inception	rr_AverageAnnualReturnSinceInception	6.14%
JAMES MICRO CAP FUND | Russell Micro Cap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	19.75%
Since Inception	rr_AverageAnnualReturnSinceInception	14.77%

[1]	Acquired Fund Fees and Expenses are not included as expenses in the Ratio of Net Expenses to Average Net Assets found in the "Financial Highlights" section of this prospectus.